Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of derivative financial instruments [Abstract]
Schedule of Fair Values and Notional Amounts of Derivative Instruments	The fair values and notional amounts of derivative instruments are set out in the following table:

	2025			2024
	Contract/ notional amount £m	Fair value		Contract/ notional amount £m	Fair value
		Assets £m	Liabilities £m		Assets £m	Liabilities £m
Trading and other
Exchange rate contracts	94,808	1,806	1,585	70,547	2,550	1,793
Interest rate contracts	836,347	1,372	2,240	689,874	1,554	3,425
Credit derivatives	3,484	71	92	3,614	79	99
Other contracts	29	–	105	78	1	130
Total derivative assets/liabilities - trading and other	934,668	3,249	4,022	764,113	4,184	5,447
Hedging
Interest rate
Currency swaps	35	4	–	43	2	–
Interest rate swaps	196,406	4	254	213,215	–	336
Designated as fair value hedges	196,441	8	254	213,258	2	336
Currency swaps	1,270	3	10	1,967	46	4
Interest rate swaps	539,755	–	–	468,726	3	–
Designated as cash flow hedges	541,025	3	10	470,693	49	4
Total derivative assets/liabilities - hedging	737,466	11	264	683,951	51	340
Total recognised derivative assets/liabilities	1,672,134	3,260	4,286	1,448,064	4,235	5,787

Schedule of Hedged Items and Gains and Losses Arising from Hedge Accounting	The Group’s hedged items and gains and losses arising from hedge accounting are summarised as follows:

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment £m	Hedge ineffectiveness recognised in the income statement[4]

Fair value hedges	Assets £m	Liabilities £m	Assets £m	Liabilities £m
At 31 December 2025
Interest rate
Fixed rate mortgages[1]	121,732	–	(178)	–	725	(70)
Fixed rate issuance[2]	–	29,073	–	1,060	(313)	(7)
Fixed rate bonds[3]	35,058	–	(1,053)	–	(138)	4
Total	156,790	29,073	(1,231)	1,060	274	(73)
At 31 December 2024
Interest rate
Fixed rate mortgages[1]	124,013	–	(890)	–	(185)	(51)
Fixed rate issuance[2]	–	32,535	–	1,507	80	(10)
Fixed rate bonds[3]	29,264	–	(1,070)	–	(1,158)	(17)
Total	153,277	32,535	(1,960)	1,507	(1,263)	(78)
1Included within loans and advances to customers.
2Included within debt securities in issue at amortised cost.
3Included within financial assets at amortised cost and financial assets at fair value through other comprehensive income.
4Hedge ineffectiveness is included in the income statement within net trading income.

Schedule of Movements in Cash Flow Hedges

	Gain (loss) recognised in other comprehensive income £m	Amounts reclassified from reserves to income statement as:		Cash flow hedging reserve		Change in fair value of hedged item for ineffectiveness assessment £m	Hedge ineffectiveness recognised in the income statement[1] £m
Cash flow hedges		Hedged cash flows that will no longer occur £m	Hedged item affected income statement £m	Continuing hedges £m	Discontinued hedges £m
At 31 December 2025
Foreign exchange
Foreign currency issuance[2]	(40)	–	(8)	(27)	78	48	–
Customer deposits[3]	–	–	4	–	9	–	–
Interest rate
Customer loans[4]	269	–	1,139	(2,820)	(1,495)	(780)	59
Central bank balances[5]	162	–	683	77	(814)	(339)	3
Customer deposits[3]	(13)	–	(56)	2,112	65	72	(12)
Total	378	–	1,762	(658)	(2,157)	(999)	50
At 31 December 2024
Foreign exchange
Foreign currency issuance[2]	92	–	(1)	77	22	(91)	–
Customer deposits[3]	–	–	–	–	5	–	–
Interest rate
Customer loans[4]	(2,880)	–	2,600	(4,098)	(1,626)	1,006	(61)
Central bank balances[5]	(603)	–	718	(692)	(890)	414	(3)
Customer deposits[3]	1,074	–	(1,020)	2,174	72	(56)	8
Total	(2,317)	–	2,297	(2,539)	(2,417)	1,273	(56)
1Hedge ineffectiveness is included in the income statement within net trading income. The reported hedge ineffectiveness includes an adjustment for off-market derivatives.
2Included within debt securities in issue at amortised cost.
3Included within customer deposits.
4Included within loans and advances to customers.
5Included within cash and balances at central banks.

Schedule of Amount, Timing and Uncertainty of Future Cash Flows	Details of the Group’s hedging instruments are set out below:

	Maturity						Changes in fair value used for calculating hedge ineffectiveness £m
Fair value hedges	Up to 1 month £m	1 to 3 months £m	3 to 12 months £m	1 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2025
Interest rate
Cross currency swap
Notional	–	–	–	35	–	35	2
Average fixed interest rate	–	–	–	1.28%	–
Average EUR/GBP exchange rate	–	–	–	1.38	–
Interest rate swap
Notional	382	5,299	30,252	120,038	40,435	196,406	(349)
Average fixed interest rate	3.05%	3.42%	3.83%	3.35%	1.99%
						196,441	(347)
Cash flow hedges
At 31 December 2025
Foreign exchange
Currency swap
Notional	337	793	89	51	–	1,270	(48)
Average EUR/GBP exchange rate	1.13	0.93	1.14	1.12	–
Average USD/GBP exchange rate	1.35	1.34	1.30	1.28	–
Interest rate
Interest rate swap
Notional	10,658	30,021	108,493	308,233	82,350	539,755	1,582
Average fixed interest rate	4.10%	3.42%	3.68%	3.61%	3.58%
						541,025	1,534
Total						737,466	1,187

Fair value hedges
At 31 December 2024
Interest rate
Cross currency swap
Notional	–	–	–	–	43	43	–
Average fixed interest rate	–	–	–	–	1.28%
Average EUR/GBP exchange rate	–	–	–	–	1.38
Interest rate swap
Notional	3,354	12,749	52,764	101,148	43,200	213,215	1,185
Average fixed interest rate	4.43%	3.84%	4.12%	3.44%	2.30%
						213,258	1,185
Cash flow hedges
At 31 December 2024
Foreign exchange
Currency swap
Notional	599	596	746	26	–	1,967	91
Average EUR/GBP exchange rate	1.17	1.16	1.19	1.16	–
Average USD/GBP exchange rate	1.27	1.29	1.29	1.24	–
Interest rate
Interest rate swap
Notional	8,601	20,637	126,308	254,931	58,249	468,726	(672)
Average fixed interest rate	4.38%	4.40%	3.87%	3.37%	3.03%
						470,693	(581)
Total						683,951	604